Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Aug. 28, 2015
Registrant Name		dei_EntityRegistrantName	ADVISORS' INNER CIRCLE FUND
Central Index Key		dei_EntityCentralIndexKey	0000878719
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Aug. 28, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 28, 2015
Prospectus Date		rr_ProspectusDate	Sep. 01, 2015
CAMBIAR OPPORTUNITY FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	CAMBIAR OPPORTUNITY FUND
Objective [Heading]		rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Cambiar Opportunity Fund (the “Fund”) seeks total return and capital preservation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	64.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2015.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because Management Fees have been restated to reflect current fees.

Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of common stocks of companies with a market capitalization in excess of $3 billion at time of purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 22.06% (quarter ended 6/30/2009) and the lowest return for a quarter was (24.06)% (quarter ended 12/31/2008). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 4.28%.

Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.28%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.06%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.06%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 3, 2005. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2005. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that expenses of Institutional Class Shares are lower.

CAMBIAR OPPORTUNITY FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses		rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.86%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2],[3]	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,055
Label		rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR		rr_AverageAnnualReturnYear01	9.12%
5 YEARS		rr_AverageAnnualReturnYear05	11.35%
10 YEARS		rr_AverageAnnualReturnYear10	5.96%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	8.74%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses		rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.11%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2],[3]	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,346
2005		rr_AnnualReturn2005	7.01%
2006		rr_AnnualReturn2006	16.64%
2007		rr_AnnualReturn2007	(1.86%)
2008		rr_AnnualReturn2008	(40.61%)
2009		rr_AnnualReturn2009	41.70%
2010		rr_AnnualReturn2010	18.94%
2011		rr_AnnualReturn2011	(8.69%)
2012		rr_AnnualReturn2012	8.56%
2013		rr_AnnualReturn2013	31.76%
2014		rr_AnnualReturn2014	8.86%
Label		rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR		rr_AverageAnnualReturnYear01	8.86%
5 YEARS		rr_AverageAnnualReturnYear05	11.08%
10 YEARS		rr_AverageAnnualReturnYear10	5.72%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	8.59%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | After Taxes on Distributions | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR		rr_AverageAnnualReturnYear01	8.66%
5 YEARS		rr_AverageAnnualReturnYear05	10.88%
10 YEARS		rr_AverageAnnualReturnYear10	5.47%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	7.75%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | After Taxes on Distributions and Sales | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR		rr_AverageAnnualReturnYear01	5.19%
5 YEARS		rr_AverageAnnualReturnYear05	8.82%
10 YEARS		rr_AverageAnnualReturnYear10	4.59%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	6.84%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | S&P 500(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	S&P 500(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR		rr_AverageAnnualReturnYear01	13.69%
5 YEARS		rr_AverageAnnualReturnYear05	15.45%
10 YEARS		rr_AverageAnnualReturnYear10	7.67%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	5.62%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR INTERNATIONAL EQUITY FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	CAMBIAR INTERNATIONAL EQUITY FUND
Objective [Heading]		rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Cambiar International Equity Fund (the “Fund”) seeks total return and capital preservation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses and the maximum Shareholder Services Fees were not incurred during the prior fiscal year.

Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. In selecting investments for the Fund, the Adviser focuses predominantly on medium to large market capitalization equity securities.

The Adviser considers a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, when opportunities warrant, the Fund may invest up to 25% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. In some circumstances, the Fund purchases American Depositary Receipts (“ADRs”) which are traded on U.S. exchanges and represent an ownership in a foreign security, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

When the Fund invests in foreign securities, it will be subject to certain risks not typically associated with domestic securities. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 25.69% (quarter ended 06/30/2009) and the lowest return for a quarter was (32.95)% (quarter ended 09/30/2008). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 10.86% .

Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	10.86%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.69%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(32.95%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 30, 2012. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 30, 2012. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that expenses of Institutional Class Shares are lower.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CAMBIAR INTERNATIONAL EQUITY FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.90%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses		rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.05%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[4],[5]	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	571
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,274
Label		rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR		rr_AverageAnnualReturnYear01	(8.16%)
5 YEARS		rr_AverageAnnualReturnYear05	7.18%
10 YEARS		rr_AverageAnnualReturnYear10	5.17%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	8.03%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.90%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses		rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.30%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[4],[5]	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	704
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,560
2005		rr_AnnualReturn2005	5.55%
2006		rr_AnnualReturn2006	29.04%
2007		rr_AnnualReturn2007	19.68%
2008		rr_AnnualReturn2008	(49.73%)
2009		rr_AnnualReturn2009	42.88%
2010		rr_AnnualReturn2010	12.83%
2011		rr_AnnualReturn2011	(8.08%)
2012		rr_AnnualReturn2012	16.95%
2013		rr_AnnualReturn2013	26.57%
2014		rr_AnnualReturn2014	(8.32%)
Label		rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR		rr_AverageAnnualReturnYear01	(8.32%)
5 YEARS		rr_AverageAnnualReturnYear05	7.07%
10 YEARS		rr_AverageAnnualReturnYear10	5.12%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	8.00%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | After Taxes on Distributions | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR		rr_AverageAnnualReturnYear01	(8.48%)
5 YEARS		rr_AverageAnnualReturnYear05	7.04%
10 YEARS		rr_AverageAnnualReturnYear10	4.46%
SINCE INCEPTION	[6]	rr_AverageAnnualReturnSinceInception	7.63%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | After Taxes on Distributions and Sales | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR		rr_AverageAnnualReturnYear01	(4.26%)
5 YEARS		rr_AverageAnnualReturnYear05	5.77%
10 YEARS		rr_AverageAnnualReturnYear10	4.36%
SINCE INCEPTION	[6]	rr_AverageAnnualReturnSinceInception	7.01%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | MSCI EAFE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	MSCI EAFE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR		rr_AverageAnnualReturnYear01	(4.90%)
5 YEARS		rr_AverageAnnualReturnYear05	5.33%
10 YEARS		rr_AverageAnnualReturnYear10	4.43%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	4.55%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR SMALL CAP FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	CAMBIAR SMALL CAP FUND
Objective [Heading]		rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Cambiar Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	69.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2014.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because Management Fees have been restated to reflect current fees.

Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($6.53 billion as of July 31, 2015) or $3.5 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Due to its investment strategy, the Fund may have a higher turnover rate than some mutual funds since it may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 23.25% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.38)% (quarter ended 12/31/2008). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 5.14%.

Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.14%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.25%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(27.38%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on October 31, 2008. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before October 31, 2008. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that expenses of Institutional Class Shares are lower.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CAMBIAR SMALL CAP FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees	[7]	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses		rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.10%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2],[8]	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,336
Label		rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR		rr_AverageAnnualReturnYear01	(0.19%)
5 YEARS		rr_AverageAnnualReturnYear05	15.86%
10 YEARS		rr_AverageAnnualReturnYear10	10.47%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	11.50%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees	[7]	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses		rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.35%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2],[8]	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	423
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	735
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,620
2005		rr_AnnualReturn2005	19.98%
2006		rr_AnnualReturn2006	21.15%
2007		rr_AnnualReturn2007	(3.88%)
2008		rr_AnnualReturn2008	(36.27%)
2009		rr_AnnualReturn2009	45.12%
2010		rr_AnnualReturn2010	35.73%
2011		rr_AnnualReturn2011	(1.34%)
2012		rr_AnnualReturn2012	13.07%
2013		rr_AnnualReturn2013	36.88%
2014		rr_AnnualReturn2014	(0.41%)
Label		rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR		rr_AverageAnnualReturnYear01	(0.41%)
5 YEARS		rr_AverageAnnualReturnYear05	15.60%
10 YEARS		rr_AverageAnnualReturnYear10	10.31%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	11.34%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | After Taxes on Distributions | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR		rr_AverageAnnualReturnYear01	(4.05%)
5 YEARS		rr_AverageAnnualReturnYear05	13.76%
10 YEARS		rr_AverageAnnualReturnYear10	9.01%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	10.05%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | After Taxes on Distributions and Sales | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR		rr_AverageAnnualReturnYear01	1.61%
5 YEARS		rr_AverageAnnualReturnYear05	12.21%
10 YEARS		rr_AverageAnnualReturnYear10	8.10%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	9.03%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR		rr_AverageAnnualReturnYear01	4.89%
5 YEARS		rr_AverageAnnualReturnYear05	15.55%
10 YEARS		rr_AverageAnnualReturnYear10	7.77%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	9.37%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR UNCONSTRAINED EQUITY FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	CAMBIAR UNCONSTRAINED EQUITY FUND
Objective [Heading]		rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Cambiar Unconstrained Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	163.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including both long and short positions, and derivative instruments with economic characteristics similar to equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may include convertible securities. The Fund may invest in derivatives, including options and total return swaps relating to securities or indices, primarily to seek to hedge against the risk of unfavorable price movements in the underlying instruments, to increase long exposure to underlying instruments, to provide short exposure, to manage cash flows or currency exposure, or for other purposes. The Fund is generally unconstrained by any particular sector, geography or market capitalization.

While the Fund is generally unconstrained within its equity universe, the Fund typically invests in a portfolio of 20-30 issuers that the Adviser believes represent the best opportunities for long-term capital appreciation. Due to the focused nature of the Fund’s investment strategy, the Fund is considered to be non-diversified.

The Adviser may at times allocate a significant percentage of the Fund’s assets to securities of foreign companies that trade in either foreign or domestic markets. The Fund may invest in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. The Adviser’s allocation among various foreign countries does not seek to replicate any particular index’s country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign companies, including emerging markets companies.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

The Adviser’s short strategy is utilized opportunistically. The Fund may selectively hold short positions on index exchange-traded funds (“ETFs”) and individual companies primarily to hedge net long exposures, as a paired trade to hedge a long position in the Fund, or for other purposes.

The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including both long and short positions, and derivative instruments with economic characteristics similar to equity securities.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

When the Fund invests in foreign securities, it will be subject to certain risks not typically associated with domestic securities. Although American Depositary Receipts (“ADRs”) and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when the stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stock holders. Consequently, the issuer’s convertible securities generally entail less risk than its common stock.

The Fund’s use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may cause the Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

When the Fund sells securities “short,” the Fund may be subject to substantially higher risks and greater volatility than other mutual funds. The Fund may seek to increase return and reduce risk by using short sales or financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security sold short does not fall. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Due to its investment strategy, the Fund may have a higher turnover rate than some mutual funds since it may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 30.74% (quarter ended 09/30/2009) and the lowest return for a quarter was (32.69)% (quarter ended 09/30/2011). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 12.05%.

Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	12.05%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	30.74%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(32.69%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

CAMBIAR UNCONSTRAINED EQUITY FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses		rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.13%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[9]	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	619
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,372
CAMBIAR UNCONSTRAINED EQUITY FUND | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses		rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.38%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[9]	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	752
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,655
2008		rr_AnnualReturn2008	(43.82%)
2009		rr_AnnualReturn2009	77.88%
2010		rr_AnnualReturn2010	38.54%
2011		rr_AnnualReturn2011	(17.25%)
2012		rr_AnnualReturn2012	5.98%
2013		rr_AnnualReturn2013	52.05%
2014		rr_AnnualReturn2014	1.87%
Label		rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR		rr_AverageAnnualReturnYear01	1.87%
5 YEARS		rr_AverageAnnualReturnYear05	13.48%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	9.25%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR UNCONSTRAINED EQUITY FUND | After Taxes on Distributions | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR		rr_AverageAnnualReturnYear01	1.35%
5 YEARS		rr_AverageAnnualReturnYear05	12.76%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	8.65%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR UNCONSTRAINED EQUITY FUND | After Taxes on Distributions and Sales | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR		rr_AverageAnnualReturnYear01	1.19%
5 YEARS		rr_AverageAnnualReturnYear05	10.53%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	7.18%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR UNCONSTRAINED EQUITY FUND | MSCI WORLD INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	MSCI WORLD INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR		rr_AverageAnnualReturnYear01	4.94%
5 YEARS		rr_AverageAnnualReturnYear05	10.20%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	3.43%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR SMID FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	CAMBIAR SMID FUND
Objective [Heading]		rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Cambiar SMID Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	72.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2014.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because (i) the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, (ii) Management Fees have been restated to reflect current fees, and (iii) the maximum Shareholder Services Fees were not incurred during the prior fiscal year.

Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally considers small- and mid-sized companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2500 Index ($16.48 billion as of July 31, 2015) or $12 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

The Fund is also subject to the risk that mid- and small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may pose additional risks, including liquidity risk, because these companies tend to have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, stocks of smaller companies may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund invests in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 13.14% (quarter ended 3/31/2013) and the lowest return for a quarter was (9.81)% (quarter ended 6/30/2012). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 4.61%.

Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.61%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	13.14%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(9.81%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 3, 2014. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2014. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that expenses of Institutional Class Shares are lower.

CAMBIAR SMID FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees	[7]	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	0.54%
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[10]	rr_ExpensesOverAssets	1.56%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[10],[11]	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	804
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,815
Label		rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR		rr_AverageAnnualReturnYear01	5.54%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	11.55%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees	[7]	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	0.55%
Other Expenses		rr_OtherExpensesOverAssets	0.80%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[10]	rr_ExpensesOverAssets	1.82%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[10],[11]	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	524
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,096
2012		rr_AnnualReturn2012	11.77%
2013		rr_AnnualReturn2013	46.15%
2014		rr_AnnualReturn2014	5.60%
Label		rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR		rr_AverageAnnualReturnYear01	5.60%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	11.56%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | After Taxes on Distributions | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR		rr_AverageAnnualReturnYear01	5.28%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	10.97%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | After Taxes on Distributions and Sales | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR		rr_AverageAnnualReturnYear01	3.38%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	8.92%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | RUSSELL 2500 INDEX(R) (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	RUSSELL 2500 INDEX(R) (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR		rr_AverageAnnualReturnYear01	7.07%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	12.46%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR GLOBAL EQUITY FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	CAMBIAR GLOBAL EQUITY FUND
Objective [Heading]		rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Cambiar Global Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	63.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2014.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund generally invests are common stocks and American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security. The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest in at least three different countries and invest at least 40% (or, if conditions are not favorable, invest at least 30%) of its assets in non-U.S. companies. The Adviser considers a company to be a “non-U.S. company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, when opportunities warrant, the Fund may invest up to 25% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Under normal circumstanes, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

When the Fund invests in foreign securities, including direct investments and through ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs of such ADRs. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 11.69% (quarter ended 3/31/2012) and the lowest return for a quarter was (8.61)% (quarter ended 6/30/2012). The Fund’s Investor Class Shares’ total return from 1/1/2015 to 6/30/2015 was 6.17% .

Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.17%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.69%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(8.61%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CAMBIAR GLOBAL EQUITY FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees	[7]	rr_ManagementFeesOverAssets	0.90%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	4.12%
Other Expenses		rr_OtherExpensesOverAssets	4.12%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[12]	rr_ExpensesOverAssets	5.03%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(4.07%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[5],[12]	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,144
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,190
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,801
CAMBIAR GLOBAL EQUITY FUND | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees	[7]	rr_ManagementFeesOverAssets	0.90%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses		rr_Component2OtherExpensesOverAssets	4.12%
Other Expenses		rr_OtherExpensesOverAssets	4.37%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[12]	rr_ExpensesOverAssets	5.28%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(4.07%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[5],[12]	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,216
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,303
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,994
2012		rr_AnnualReturn2012	13.51%
2013		rr_AnnualReturn2013	33.73%
2014		rr_AnnualReturn2014	(1.09%)
Label		rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR		rr_AverageAnnualReturnYear01	(1.09%)
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	14.42%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
CAMBIAR GLOBAL EQUITY FUND | After Taxes on Distributions | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR		rr_AverageAnnualReturnYear01	(4.37%)
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	11.84%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
CAMBIAR GLOBAL EQUITY FUND | After Taxes on Distributions and Sales | INVESTOR CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR		rr_AverageAnnualReturnYear01	0.66%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	10.62%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
CAMBIAR GLOBAL EQUITY FUND | MSCI ACWI (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	MSCI ACWI (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR		rr_AverageAnnualReturnYear01	4.16%
SINCE INCEPTION		rr_AverageAnnualReturnSinceInception	13.62%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
CAMBIAR INTERNATIONAL SMALL CAP FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	CAMBIAR INTERNATIONAL SMALL CAP FUND
Objective [Heading]		rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Cambiar International Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period from November 18, 2014 to April 30, 2015, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	16.00%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap foreign companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. The equity securities in which the Fund invests are generally common stocks traded on foreign exchanges, although it may also purchase American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security. The Fund generally considers small-cap foreign companies to be those with market capitalizations not greater than either that of the largest company in the MSCI EAFE Small Cap Index ($7.98 billion as of July 31, 2015) or $5 billion, whichever is greater at the time of initial purchase.

The Fund considers a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, the Fund may invest up to 25% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging market countries are in the process of industrializing, with lower gross national products than more developed countries. In some circumstances, the Fund purchases ADRs, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses. From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe or Asia.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

o	QUALITY -- The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

o	VALUATION -- The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

o	CATALYST -- The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the businesses’ cash flow, margins and/or earnings) that it believes can positively change investors’ perception of a company, but has not yet been recognized by the market.

o	HURDLE RATE -- The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund’s portfolio on a stock-by-stock basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap foreign companies.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

The Fund is also subject to the risk that small-cap stocks may underperform other segments of the equity market or the equity market as a whole. The small-cap companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

When the Fund invests in foreign securities, including direct investments and through ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. These risks may be heightened when investing in the securities of small-cap foreign companies. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

To the extent that it concentrates its investments in a specific geographic region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund’s net asset value may be more volatile than that of a fund holding more geographically diverse investments.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The Fund commenced operations on November 18, 2014 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns

The Fund commenced operations on November 18, 2014 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
CAMBIAR INTERNATIONAL SMALL CAP FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	1.10%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	[13]	rr_Component2OtherExpensesOverAssets	14.26%
Other Expenses		rr_OtherExpensesOverAssets	14.51%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	15.62%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(14.21%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[14]	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 3,045

[1]	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2015.
[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because Management Fees have been restated to reflect current fees.
[3]	Cambiar Investors, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.80% and 1.05% of the Fund's Institutional Class Shares' and Investor Class Shares' average daily net assets, respectively, until September 1, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2016.
[4]	The Total Annual Fund Operating Expenses in this fee table, after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses and the maximum Shareholder Services Fees were not incurred during the prior fiscal year.
[5]	Cambiar Investors, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.95% and 1.20% of the Fund's Institutional Class Shares' and Investor Class Shares' average daily net assets, respectively, until September 1, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2016.
[6]	The Since Inception after-tax returns include performance prior to the Fund's registration as a mutual fund on September 9, 2002, which has not been adjusted to reflect distributions that are generally required for a mutual fund. If the adjustments had been made, the Since Inception after- tax returns may have been lower. More information about the Fund's history and performance can be found on page 63 of the prospectus.
[7]	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2014.
[8]	Cambiar Investors, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% and 1.30% of the Fund's Institutional Class Shares' and Investor Class Shares' average daily net assets, respectively, until September 1, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2016.
[9]	Cambiar Investors, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% and 1.35% of the Fund's Institutional Class Shares' and Investor Class Shares' average daily net assets, respectively, until September 1, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2016.
[10]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because (i) the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, (ii) Management Fees have been restated to reflect current fees, and (iii) the maximum Shareholder Services Fees were not incurred during the prior fiscal year.
[11]	Cambiar Investors, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% and 1.30% of the Fund's Institutional Class Shares' and Investor Class Shares' average daily net assets, respectively, until September 1, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2016.
[12]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.
[13]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[14]	Cambiar Investors, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.40% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2016.